Employee Benefits Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits Expenses
Salaries	€ 12,128	€ 11,369	€ 10,120
Social security expenses	1,919	1,779	1,516
Share-based payment expenses	2,220	1,431	1,334
Pension expenses	438	447	390
Employee-related restructuring expenses	222	85	25
Termination benefits outside of restructuring plans	64	44	101
Employee benefits expenses	€ 16,992	€ 15,157	€ 13,487